Shareholders' Equity-Schedule of Assumptions Used in the Black-Scholes Model (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Expected volatility	199.73%
Average expected term (in years)	5 years 9 months 18 days
Risk-free interest rate	3.78%
Expected dividend yield